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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 29, 2006

Check here if Amendment [X];                   Amendment Number: 1
       This Amendment (Check only one):        [X] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Findlay Park Partners LLP
Address: 52 Upper Brook Street, London, W1K 2BU, United Kingdom

Form 13F File Number:               28-11825

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Susan Fitch

Title:        Director

Phone:        +44 207 468 4125

Signature, Place, and Date of Signing:


/s/ Susan Fitch              London, England         14  February, 2007
---------------------        ----------------        ------------------
Signature                    City, State             Date

Report Type        (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   nil

Form 13F Information Table Entry Total:              106

Form 13F Information Table Value Total:              1,629,970
                                                     (thousands)

List of Other Included Managers:

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

                                                                                                                  VOTING AUTHORITY
                                TITLE OF               VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER     -------------------
            NAME                 CLASS       CUSIP     X$1000   PRN AMOUNT  PRN  CALL   DISCRETION   MANAGERS      SOLE      SHARED
-----------------------------   --------   --------- ---------  ----------  ---  ----   ----------   --------   ----------   ------
Airgas Inc.                     COM        009363102    33,774     833,500   SH         SOLE                       833,500
Harsco Corp.                    COM        415864107    22,100     290,400   SH         SOLE                       290,400
Hexcel Corp.                    COM        488291108     1,842     105,800   SH         SOLE                       105,800
Jacobs Engineering Group Inc.   COM        469814107     6,699      82,150   SH         SOLE                        82,150
Martin Marietta Materials Inc.  COM        573284106    22,757     219,000   SH         SOLE                       219,000
Precision Castparts Corp.       COM        740189105    32,223     411,640   SH         SOLE                       411,640
Valmont Industries Inc.         COM        920253101     8,807     158,700   SH         SOLE                       158,700
Vulcan Materials Co.            COM        929160909    44,449     495,150   SH         SOLE                       495,150
Woodward Governor Co.           COM        980745103    17,344     436,750   SH         SOLE                       436,750
American Tower Corp.            COM        029912201    43,618   1,170,000   SH         SOLE                     1,170,000
Amdocs Ltd.                     COM        G02602103    19,182     495,000   SH         SOLE                       495,000
Anixter                         COM        035290105    22,806     420,000   SH         SOLE                       420,000
Arrow Electronics Inc.          COM        042735100    19,924     631,500   SH         SOLE                       631,500
Carpenter Technology Corp.      COM        144285103    10,765     105,000   SH         SOLE                       105,000
Cogent Communications
 Group Inc                      COM        19239y108     2,028     125,000   SH         SOLE                       125,000
Crown Castle International
 Corp.                          COM        228227104    31,816     985,000   SH         SOLE                       985,000
Flir Systems Inc.               COM        302445101    19,541     613,900   SH         SOLE                       613,900
General Cable Corp.             COM        369300108     4,262      97,500   SH         SOLE                        97,500
Jack Henry & Associates Inc.    COM        426281101    10,872     508,000   SH         SOLE                       508,000
Millicom International
 Cellular S.A.                  COM        L6388F110    27,954     453,500   SH         SOLE                       453,500
SBA Communications Corp.        COM         7388J106     6,600     240,000   SH         SOLE                       240,000
ViaSat Inc.                     COM        92552V100     6,576     220,600   SH         SOLE                       220,600
Wright Express                  COM        98233q105       234       7,500   SH         SOLE                         7,500
Beacon Roofing Supply Inc.      COM        073685109     7,140     379,352   SH         SOLE                       379,352
Costco Wholesale Corp.          COM        22160K105    14,021     265,200   SH         SOLE                       265,200
Grupo Aeroportuario del         SPON ADR
 Centro Norte                   SER B      400501102     1,113      50,000   SH         SOLE                        50,000
Grupo Aeroportuario del         SPON
 Pacifico S.A. de C.V.          ADR B      400506101    13,090     334,000   SH         SOLE                       334,000
Live Nation Inc.                COM        538034109     7,056     315,000   SH         SOLE                       315,000
Mohawk Industries Inc.          COM        608190104     5,454      72,850   SH         SOLE                        72,850
Palm Harbor Homes Inc.          COM        696639103    17,429   1,243,100   SH         SOLE                     1,243,100

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

                                                                                                                  VOTING AUTHORITY
                                TITLE OF               VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER     -------------------
            NAME                 CLASS       CUSIP     X$1000   PRN AMOUNT  PRN  CALL   DISCRETION   MANAGERS      SOLE      SHARED
-----------------------------   --------   --------- ---------  ----------  ---  ----   ----------   --------   ----------   ------
Performance Food Group Co.      COM        713755106    14,511     525,000   SH         SOLE                       525,000
Royal Caribbean Cruises Ltd.    COM        V7780T103    15,381     371,700   SH         SOLE                       371,700
Simpson Manufacturing           COM        829073905     3,324     105,000   SH         SOLE                       105,000
Thomas & Betts                  COM        884315102     9,929     210,000   SH         SOLE                       210,000
Warner Music Group Corp.        COM        934550104     2,410     105,000   SH         SOLE                       105,000
Watson Wyatt Worldwide Inc.     COM        942712100    27,632     612,000   SH         SOLE                       612,000
Whirlpool Corp.                 COM        963320106    10,689     128,750   SH         SOLE                       128,750
Agrium Inc.                     COM        008916108    13,560     431,900   SH         SOLE                       431,900
Andersons Inc.                  COM        034164103     8,584     202,500   SH         SOLE                       202,500
Cameco Corp                     COM        13321l108    18,102     447,500   SH         SOLE                       447,500
Joy Global Inc.                 COM        481165108    17,548     363,000   SH         SOLE                       363,000
Potash Corp of Saskatchewan     COM        73755l107    18,294     127,500   SH         SOLE                       127,500
Cintas Corp.                    COM        172908105    12,509     315,000   SH         SOLE                       315,000
CLARCOR Inc.                    COM        179895107    10,904     322,500   SH         SOLE                       322,500
DeVry Inc.                      COM        251893103     9,030     322,500   SH         SOLE                       322,500
Franklin Electric Co. Inc.      COM        353514102    10,880     211,700   SH         SOLE                       211,700
Instituform Technologies        COM        457667103    10,840     278,732   SH         SOLE                       278,732
G&K Services Inc.               CLASS A    361268105     5,038     194,800   SH         SOLE                       194,800
Laureate Education Inc.         COM        518613104    14,171     291,400   SH         SOLE                       291,400
Liberty Global Inc.             CLASS A    530555101    11,575     397,063   SH         SOLE                       397,063
Meredith Corp.                  COM        589433101    17,610     312,500   SH         SOLE                       312,500
Midas Inc.                      COM        595626102    11,730     510,000   SH         SOLE                       510,000
Republic Services Inc.          COM        760759100    25,826     635,000   SH         SOLE                       635,000
Sotheby's                       CLA SS A   835898107     6,670     215,000   SH         SOLE                       215,000
Arch Coal Inc.                  COM        039380100     3,499     116,500   SH         SOLE                       116,500
Bois D' Arc Energy Inc.         COM        09738U103     5,343     365,200   SH         SOLE                       365,200
Comstock Resources Inc.         COM        205768203     5,902     190,000   SH         SOLE                       190,000
Dresser-Rand Group Inc.         COM        261608103    12,847     525,000   SH         SOLE                       525,000
Foundation Coal Holdings Inc.   COM        35039W100     1,191      37,500   SH         SOLE                        37,500
Helmerich & Payne Inc.          COM        423452101    21,111     862,700   SH         SOLE                       862,700
SEACOR Holdings Inc.            COM        811904101    33,054     333,400   SH         SOLE                       333,400
Universal Compression
 Holdings Inc.                  COM        913431102    22,174     357,000   SH         SOLE                       357,000
Boston Private Financial
 Holdings Inc.                  COM        101119105     4,139     146,700   SH         SOLE                       146,700
City National Corp.             COM        178566105    10,680     150,000   SH         SOLE                       150,000
Placer Sierra Bancshares        COM        726079106     7,092     298,333   SH         SOLE                       298,333
SVB Financial Group             COM         7848Q101    39,989     857,750   SH         SOLE                       857,750
Wilmington Trust Corp.          COM        971807102     8,434     200,000   SH         SOLE                       200,000
Alleghany Corp.                 COM        017175100    15,697      43,171   SH         SOLE                        43,171

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

                                                                                                                  VOTING AUTHORITY
                                TITLE OF               VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER     -------------------
            NAME                 CLASS       CUSIP     X$1000   PRN AMOUNT  PRN  CALL   DISCRETION   MANAGERS      SOLE      SHARED
-----------------------------   --------   --------- ---------  ----------  ---  ----   ----------   --------   ----------   ------
American Equity Investment
 Life Holding Co.               COM        025676206     5,382     413,000   SH         SOLE                       413,000
HCC Insurance Holdings Inc.     COM        404132102    21,801     679,375   SH         SOLE                       679,375
Infinity Property &
 Casualty Corp.                 COM        45665Q103    22,405     463,000   SH         SOLE                       463,000
Markel Corp.                    COM        570535104     9,890      20,600   SH         SOLE                        20,600
Reinsurance Group of
 America Inc.                   COM        759351109    15,680     281,500   SH         SOLE                       281,500
E*TRADE Financial Corp.         COM        269246104    11,322     505,000   SH         SOLE                       505,000
GATX                            COM        361448103    23,801     549,300   SH         SOLE                       549,300
Lazard Ltd.                     SHS A      G54050102     8,441     178,300   SH         SOLE                       178,300
Moody's Corp.                   COM        615369105     3,108      42,500   SH         SOLE                        42,500
Nuveen Investments Inc
 Class A                        COM        67090f106     5,448     107,500   SH         SOLE                       107,500
T. Rowe Price Group Inc.        COM        74144T108    10,943     250,000   SH         SOLE                       250,000
SEI Investments Co.             COM        784117103    19,506     327,500   SH         SOLE                       327,500
Thomas Weisel Partners
 Group Inc.                     COM        884481102     9,522     451,250   SH         SOLE                       451,250
Brookfield Properties Corp.     COM        112900105     2,508      63,750   SH         SOLE                        63,750
CB Richard Ellis Group Inc.     CLASS A    12497T101    32,330     973,800   SH         SOLE                       973,800
Cousins Properties Inc.         COM        222795106     9,509     269,600   SH         SOLE                       269,600
Forest City Enterprises Inc.    CLASS A    345550107    30,806     527,500   SH         SOLE                       527,500
St. Joe Co.                     COM        790148100     2,282      42,600   SH         SOLE                        42,600
Brookfield Asset Management
 Inc.                           CLASS A    112585104    27,581     572,450   SH         SOLE                       572,450
Florida East Coast Industries
 Inc.                           COM        340632108    34,193     573,700   SH         SOLE                       573,700
Leucadia National Corp.         COM        527288104    18,827     667,600   SH         SOLE                       667,600
Liberty Media Holding Corp.
 Capital                        COM        530718105    15,511     158,300   SH         SOLE                       158,300
Atmos Energy Corp.              COM         49560105    16,195     507,500   SH         SOLE                       507,500
Covanta Holding Corp.           COM        22282E102    44,213   2,006,000   SH         SOLE                     2,006,000
Sempra Energy                   COM        816851109    14,991     267,500   SH         SOLE                       267,500
Transalta                       COM        89346D107    12,916     564,250   SH         SOLE                       564,250
Community Health Systems Inc.   COM        203668108    13,202     361,500   SH         SOLE                       361,500
Dentsply International Inc.     COM        249030107    12,559     420,740   SH         SOLE                       420,740
IMS Health Inc.                 COM        449934108    29,371   1,068,795   SH         SOLE                     1,068,795
Laboratory Corp. of America
 Holdings                       COM        50540R409    24,613     335,000   SH         SOLE                       335,000
Mettler-Toledo International
 Inc.                           COM        592688105    33,224     421,350   SH         SOLE                       421,350
Sigma-Aldrich Corp.             COM        826552101     6,121     157,500   SH         SOLE                       157,500
Sunrise Senior Living Inc.      COM        86768K106     9,908     322,500   SH         SOLE                       322,500
Canadian Pacific Railway Ltd.   COM        13645T100    33,767     640,000   SH         SOLE                       640,000
Kansas City Southern            COM        485170302    14,937     515,400   SH         SOLE                       515,400
Kirby Corp.                     COM        497266106    22,431     657,216   SH         SOLE                       657,216
Fomento Economico mexicano      ADR        344419106    10,419      90,000   SH         SOLE                        90,000
Unibanco-Uniao de Bancos
 Brasileiros                    GDR        90458E107    10,932     117,600   SH         SOLE                       117,600

                                                     1,629,970  40,455,367                                      40,455,367

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